Basis of Preparation - Summary of Effect Of Changes in Foreign Exchange Rates (Detail) - Rate	3 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016
Foreign exchange rates [abstract]
Quarterly average exchange rate	3.81	3.95	3.61	3.24	3.25	3.16	3.22	3.15	3.29	3.25	3.51	3.91
Period-end exchange rate	3.8748	4.0000	3.8600	3.3200	3.3100	3.1700	3.3100	3.1700	3.2600	3.2500	3.2100	3.5600